Taxes - Reconciliation of Accounting Profit (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Taxes
Loss before income taxes	$ (668,093)	$ (6,586)
Canadian corporate tax rate	23.91%	24.41%
Expected tax recovery	$ (159,741)	$ (1,608)
Petroleum resource rent tax (PRRT) rate differential	(43,157)	5,468
Foreign tax rate differentials	(20,567)	19,657
Equity based compensation expense	(640)	(3,542)
Amended returns and changes to estimated tax pools and tax positions	(5,488)	4,597
Statutory rate changes and the estimated reversal rates on temporary differences	(1,974)
Derecognition of deferred tax assets	172,252	29,433
Windfall tax recovery		(9,074)
Other non-deductible items	44,823	(4,778)
Provision for income tax (recovery) expense	$ (14,492)	$ 40,153